Annual Fund Operating Expenses	Jul. 31, 2025
Allspring Disciplined U.S. Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Disciplined U.S. Core Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.83%	[1]
Allspring Disciplined U.S. Core Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.58%	[1]
Allspring Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.12%	[2]
Allspring Large Cap Core Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Large Cap Core Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.06%	[3]
Allspring Large Cap Core Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.81%	[3]
Allspring Large Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Large Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.01%	[4]
Allspring Premier Large Company Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Premier Large Company Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.08%	[5]
Allspring Special Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Nov. 30, 2027
Allspring Special Large Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.81%	[6]

[1]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A and at 1.60% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.12% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior
[3]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.06% for Class A and at 1.81% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.01% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.08% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Manager has contractually committed through November 30, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.